Revenues - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Contract with Customer, Liability	$ 242,823	$ 194,882	$ 159,409
Unbilled revenue	89,173	81,527
RevenueRemainingPerformanceObligation2023	331,996	276,409
ContractWithCustomerLiabilityRevenueRecognized2023	$ 141,307	$ 104,868